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                                 FORM N-23C-1


                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

            STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
           WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                TO RULE N-23C-1 DURING THE LAST CALENDER MONTH


              (See rules and instructions on back of this form.
       If acknowledgment is desired, file this form with the Commission in triplicate.)


             REPORT FOR CALENDER MONTH ENDING SEPTEMBER 30, 1997
                                              ----------------------------------
              (Name of registered closed-end investment company)
                          MACC PRIVATE EQUITIES INC.

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
Date of each        Identification of    Number of Shares     Price Per Share   Approximate Asset    Name of Seller or
Transaction         Security             Purchased                              Value or             of Seller's Broker
                                                                                approximate asset
                                                                                coverage per share
                                                                                at time of purchase
-----------------------------------------------------------------------------------------------------------------------

September 25, 1997  Common Stock         See Exhibit 1          $9.125             $14.71            See Exhibit 1
                    $.01 par value


REMARKS:

All of the 144 purchases (consisting of a total of 9,065 shares) of MACC
Private Equities Inc. (the "Company") common stock, $.01 par value, identified on this Form N-23C-1 were made by the Company in connection with the Company's Commission-Free Shareholder Sales Plan (the "Plan"), conducted in accordance with Rule 23c-1 under the Investment Company Act of 1940, as amended, and Rule 13e-4(h)(5) under the Securities Exchange Act of 1934, as amended. The Plan was made available to all shareholders of the Company who, as of July 11, 1997, owned less than 100 shares of the Company's common stock.


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     Because each transaction was effected pursuant to the Plan and was consummated simultaneously following the extension period of the Plan, the dates, type of security, price per share, and net asset value per share were the same for each transaction. The price per share received by each shareholder who participated in the extension period of the Plan was equal to the average market closing price per share during the extension period of the Plan. Exhibit No. 1 hereto was prepared by ChaseMellon Shareholder Services, L.L.C., the administrator of the Plan, and sets forth the name of each shareholder who participated in the extension period of the Plan and the number of shares submitted by each such shareholder. Exhibit No. 2 hereto includes each of the documents regarding the terms of the Plan which were provided to eligible shareholders.


                                                MACC PRIVATE EQUITIES INC.

                                                By /s/
                                                  ----------------------------
                                                  David R. Schroder
                                                  President and Secretary

Date of Statement:  October 3, 1997







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